Financial Instruments (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Less: Cash and cash equivalents	R$ (4,161,939)	R$ (5,634,623)
Adjusted net debt	4,618,794	5,343,217
Equity	R$ 25,636,935	R$ 24,191,667	R$ 21,131,225	R$ 22,175,235